MFS® ALABAMA MUNICIPAL BOND FUND	MFS® NEW YORK MUNICIPAL BOND FUND
MFS® ARKANSAS MUNICIPAL BOND FUND	MFS® NORTH CAROLINA MUNICIPAL BOND FUND
MFS® CALIFORNIA MUNICIPAL BOND FUND	MFS® PENNSYLVANIA MUNICIPAL BOND FUND
MFS® GEORGIA MUNICIPAL BOND FUND	MFS® SOUTH CAROLINA MUNICIPAL BOND FUND
MFS® MARYLAND MUNICIPAL BOND FUND	MFS® TENNESSEE MUNICIPAL BOND FUND
MFS® MASSACHUSETTS MUNICIPAL BOND FUND	MFS® VIRGINIA MUNICIPAL BOND FUND
MFS® MISSISSIPPI MUNICIPAL BOND FUND	MFS® WEST VIRGINIA MUNICIPAL BOND FUND
MFS® MUNICIPAL INCOME FUND

Effective immediately, the table beneath the sub-section entitled “Ownership By Trustees and Officers” under the main heading “Appendix C – Share Ownership” is restated in its entirety as follows:

Name and Position	Dollar Range of Equity Securities in MFS Alabama Municipal Bond Fund	Dollar Range of Equity Securities in MFS Arkansas Municipal Bond Fund	Dollar Range of Equity Securities in MFS California Municipal Bond Fund	Dollar Range of Equity Securities in MFS Georgia Municipal Bond Fund
Interested Trustee
Robert J. Manning	N	N	N	N

Independent Trustees
Robert E. Butler	N	N	N	N
Maureen R. Goldfarb	N	N	N	N
David H. Gunning	N	N	N	N
William R. Gutow	N	N	N	N
Michael Hegarty	N	N	N	N
John P. Kavanaugh	N	N	N	N
J. Dale Sherratt	N	N	N	N
Laurie J. Thomsen	N	N	N	N
Robert W. Uek	N	N	N	N

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Name and Position	Dollar Range of Equity Securities in MFS Maryland Municipal Bond Fund	Dollar Range of Equity Securities in MFS Massachusetts Municipal Bond Fund	Dollar Range of Equity Securities in MFS Mississippi Municipal Bond Fund	Dollar Range of Equity Securities in MFS Municipal Income Fund
Interested Trustee
Robert J. Manning	N	N	N	N

Independent Trustees
Robert E. Butler	N	N	N	N
Maureen R. Goldfarb	N	N	N	N
David H. Gunning	N	N	N	N
William R. Gutow	N	N	N	N
Michael Hegarty	N	N	N	N
John P. Kavanaugh	N	B	N	N
J. Dale Sherratt	N	B	N	N
Laurie J. Thomsen	N	N	N	N
Robert W. Uek	N	N	N	N

Name and Position	Dollar Range of Equity Securities in MFS New York Municipal Bond Fund	Dollar Range of Equity Securities in MFS North Carolina Municipal Bond Fund	Dollar Range of Equity Securities in MFS Pennsylvania Municipal Bond Fund	Dollar Range of Equity Securities in MFS South Carolina Municipal Bond Fund
Interested Trustee
Robert J. Manning	N	N	N	N

Independent Trustees
Robert E. Butler	N	N	N	N
Maureen R. Goldfarb	N	N	N	N
David H. Gunning	N	N	N	N
William R. Gutow	N	N	N	N
Michael Hegarty	N	N	N	N
John P. Kavanaugh	N	N	N	N
J. Dale Sherratt	N	N	N	N
Laurie J. Thomsen	N	N	N	N
Robert W. Uek	N	N	N	N

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Name and Position	Dollar Range of Equity Securities in MFS Tennessee Municipal Bond Fund	Dollar Range of Equity Securities in MFS Virginia Municipal Bond Fund	Dollar Range of Equity Securities in MFS West Virginia Municipal Bond Fund	Aggregate Dollar Range of Equity Securities in All MFS Funds Overseen by Trustee
Interested Trustee
Robert J. Manning	N	N	N	D

Independent Trustees
Robert E. Butler	N	N	N	D
Maureen R. Goldfarb	N	N	N	D
David H. Gunning	N	N	N	D
William R. Gutow	N	N	N	D
Michael Hegarty	N	N	N	D
John P. Kavanaugh	N	N	N	D
J. Dale Sherratt	N	N	N	D(1)
Laurie J. Thomsen	N	N	N	D
Robert W. Uek	N	N	N	D

Effective immediately, the first table beneath the main heading “Appendix G – Sales Charges” is restated in its entirety as follows:

		Class A Initial Sales Charges:			CDSC Paid to MFD On:
Fund	Fiscal Year Ended	Total	Retained by MFD	Reallowed to Financial Intermediaries	Class A Shares	Class B Shares	Class C Shares

MFS Alabama Municipal Bond Fund	March 31, 2011	$172,293	$31,142	$141,151	$0	$3,461	N/A
	March 31, 2012	$140,248	$24,243	$116,005	$27	$708	N/A
	March 31, 2013	$149,173	$26,427	$122,746	$0	$886	N/A

MFS Arkansas Municipal Bond Fund	March 31, 2011	$835,184	$147,405	$687,779	$13,518	$16,833	N/A
	March 31, 2012	$741,153	$132,130	$609,023	$14,282	$20,654	N/A
	March 31, 2013	$1,101,619	$197,474	$904,145	$12,589	$8,961	N/A

MFS California Municipal Bond Fund	March 31, 2011	$365,220	$65,759	$299,461	$37,507	$14,847	$5,366
	March 31, 2012	$329,188	$60,244	$268,944	$12,232	$10,051	$3,808
	March 31, 2013	$469,728	$84,746	$384,982	$3,067	$8,375	$3,932

MFS Georgia Municipal Bond Fund	March 31, 2011	$183,634	$33,771	$149,863	$0	$2,676	N/A
	March 31, 2012	$248,152	$45,156	$202,996	$0	$2,290	N/A
	March 31, 2013	$470,292	$82,339	$387,953	$0	$2,010	N/A

MFS Maryland Municipal Bond Fund	March 31, 2011	$191,816	$32,957	$158,859	$0	$3,372	N/A
	March 31, 2012	$149,779	$27,144	$122,635	$0	$2,734	N/A
	March 31, 2013	$261,351	$48,073	$213,278	$0	$2,050	N/A

MFS Massachusetts Municipal Bond Fund	March 31, 2011	$405,259	$71,551	$333,708	$5,298	$9,547	N/A
	March 31, 2012	$303,237	$55,067	$248,170	$9,091	$8,167	N/A
	March 31, 2013	$472,762	$84,567	$388,195	$358	$5,575	N/A

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		Class A Initial Sales Charges:			CDSC Paid to MFD On:
Fund	Fiscal Year Ended	Total	Retained by MFD	Reallowed to Financial Intermediaries	Class A Shares	Class B Shares	Class C Shares

MFS Mississippi Municipal Bond Fund	March 31, 2011	$294,194	$51,021	$243,173	$12,464	$4,579	N/A
	March 31, 2012	$271,601	$47,801	$223,800	$1,351	$5,122	N/A
	March 31, 2013	$334,913	$58,426	$276,487	$5,939	$1,727	N/A

MFS Municipal Income Fund	March 31, 2011	$2,860,530	$511,295	$2,349,235	$74,783	$40,675	$60,569
	March 31, 2012	$3,293,353	$597,294	$2,696,059	$93,988	$50,115	$27,101
	March 31, 2013	$6,203,738	$1,121,090	$5,082,638	$30,254	$46,302	$40,718

MFS New York Municipal Bond Fund	March 31, 2011	$456,190	$82,553	$373,637	$331	$7,568	$10,588
	March 31, 2012	$245,195	$44,054	$201,141	$5,310	$10,620	$3,524
	March 31, 2013	$356,477	$64,898	$291,579	$14,229	$5,033	$2,828

MFS North Carolina Municipal Bond Fund	March 31, 2011	$587,529	$106,151	$481,378	$43,083	$15,482	$13,768
	March 31, 2012	$564,538	$102,881	$461,657	$9,738	$21,129	$7,634
	March 31, 2013	$842,096	$150,876	$691,220	$2,809	$10,188	$7,708

MFS Pennsylvania Municipal Bond Fund	March 31, 2011	$724,721	$129,984	$594,737	$5,531	$10,786	N/A
	March 31, 2012	$502,746	$90,131	$412,615	$1,217	$7,543	N/A
	March 31, 2013	$604,320	$108,361	$495,959	$44	$8,248	N/A

MFS South Carolina Municipal Bond Fund	March 31, 2011	$776,144	$135,455	$640,689	$14,243	$7,176	N/A
	March 31, 2012	$660,942	$115,206	$545,736	$2,929	$8,865	N/A
	March 31, 2013	$1,227,465	$218,850	$1,008,615	$17,043	$9,528	N/A

MFS Tennessee Municipal Bond Fund	March 31, 2011	$266,067	$47,152	$218,915	$0	$3,168	N/A
	March 31, 2012	$261,369	$45,905	$215,465	$12,980	$10,365	N/A
	March 31, 2013	$440,862	$78,762	$362,100	$0	$1,170	N/A

MFS Virginia Municipal Bond Fund	March 31, 2011	$523,091	$93,902	$429,189	$38,968	$4,021	$7,936
	March 31, 2012	$268,866	$48,620	$220,246	$222	$2,131	$1,682
	March 31, 2013	$450,853	$80,847	$370,006	$500	$2,272	$3,942

MFS West Virginia Municipal Bond Fund	March 31, 2011	$234,347	$42,396	$191,951	$38,232	$1,983	N/A
	March 31, 2012	$216,765	$37,951	$178,814	$0	$2,917	N/A
	March 31, 2013	$405,733	$72,684	$333,049	$0	$1,289	N/A

Effective immediately, the table beneath the main heading “Appendix I – Distribution Plan Payments” is restated in its entirety as follows:

Fund	Class of Shares	Amount of Distribution and/or Service Fees
		Accrued or Paid by Fund to MFD	Accrued or Paid by MFD to Financial Intermediaries	Retained by MFD
MFS Alabama Municipal Bond Fund	Class A Shares	$176,461	$175,282	$1,179
	Class B Shares	$13,665	$3,147	$10,518

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Fund	Class of Shares	Amount of Distribution and/or Service Fees
		Accrued or Paid by Fund to MFD	Accrued or Paid by MFD to Financial Intermediaries	Retained by MFD

MFS Arkansas Municipal Bond Fund	Class A Shares	$227,470	$222,109	$5,361
	Class B Shares	$83,799	$7,186	$76,613

MFS California Municipal Bond Fund	Class A Shares	$284,716	$281,181	$3,535
	Class B Shares	$47,998	$4,403	$43,595
	Class C Shares	$350,442	$307,796	$42,646

MFS Georgia Municipal Bond Fund	Class A Shares	$190,541	$182,878	$7,663
	Class B Shares	$22,201	$3,855	$18,346

MFS Maryland Municipal Bond Fund	Class A Shares	$275,862	$274,223	$1,639
	Class B Shares	$34,738	$6,365	$28,373

MFS Massachusetts Municipal Bond Fund	Class A Shares	$744,384	$696,469	$47,915
	Class B Shares	$54,329	$10,738	$43,591

MFS Mississippi Municipal Bond Fund	Class A Shares	$116,511	$112,196	$4,315
	Class B Shares	$21,783	$0	$21,783

MFS Municipal Income Fund	Class A Shares	$2,381,556	$2,253,569	$127,987
	Class B Shares	$332,630	$63,560	$269,070
	Class C Shares	$2,161,086	$1,572,850	$588,236
	Class B1 Shares	$18,973	$0	$18,973

MFS New York Municipal Bond Fund	Class A Shares	$468,307	$465,023	$3,284
	Class B Shares	$66,633	$12,598	$54,035
	Class C Shares	$359,932	$301,834	$58,098

MFS North Carolina Municipal Bond Fund	Class A Shares	$945,343	$933,349	$11,994
	Class B Shares	$79,619	$15,654	$63,965
	Class C Shares	$832,509	$658,835	$173,674

MFS Pennsylvania Municipal Bond Fund	Class A Shares	$144,107	$144,014	$93
	Class B Shares	$94,873	$9,099	$85,774

MFS South Carolina Municipal Bond Fund	Class A Shares	$528,388	$508,567	$19,821
	Class B Shares	$74,610	$13,005	$61,605

MFS Tennessee Municipal Bond Fund	Class A Shares	$316,629	$315,418	$1,211
	Class B Shares	$27,057	$5,057	$22,000

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Fund	Class of Shares	Amount of Distribution and/or Service Fees
		Accrued or Paid by Fund to MFD	Accrued or Paid by MFD to Financial Intermediaries	Retained by MFD

MFS Virginia Municipal Bond Fund	Class A Shares	$827,015	$805,600	$21,415
	Class B Shares	$36,571	$8,408	$28,163
	Class C Shares	$346,251	$289,665	$56,586

MFS West Virginia Municipal Bond Fund	Class A Shares	$375,201	$374,455	$746
	Class B Shares	$21,134	$4,341	$16,793

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